Cover	6 Months Ended
Sep. 30, 2025
Cover [Abstract]
Document Type	6-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2025
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2026
Current Fiscal Year End Date	--03-31
Entity File Number	001-42618
Entity Registrant Name	Phoenix Asia Holdings Limited
Entity Central Index Key	0002035709
Entity Address, Address Line One	Workshop B14, 8/F, Block B
Entity Address, Address Line Two	Tonic Industrial Center, 19 Lam Hing Street
Entity Address, City or Town	Kowloon Bay
Entity Address, Country	HK
Entity Address, Postal Zip Code	0000